Other current and non-current assets - Summary of Other current assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Prepaid expenses	€ 6,573	€ 3,781
Value added tax receivable	947	915
Grant receivable	830	762
Other assets	2,336	950
Other current assets	€ 10,686	€ 6,408